Related-party transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related party transactions [abstract]
Schedule of rendering of services
Transactions with related parties are carried out similar to market:

	Year ended December 31
in € thousand	2023	2022	2021
PROVISION OF SERVICES
Operating activities	260	1,200	231
Financing activities	76	8	—
PROVISION OF SERVICES	335	1,208	231

Disclosure of borrowings related to research tax credit outstanding
The borrowings related to the Research Tax Credits outstanding:

in € thousand	Amount	Grant date
BPI payable relating to Research tax credit 2020	859	November 2021
BPI payable relating to Research tax credit 2021	1,419	November 2022
BPI payable relating to Research tax credit 2022	1,198	December 2023

Schedule of key management compensation
The aggregate compensation of the key management (including Executive Committee and Board of Directors) was as follows:

	Year ended December 31
in € thousand	2023	2022	2021
Salaries and other short-term employee benefits	3,439	3,172	2,213
Other long-term benefits	52	45	24
Share-based payments (expense of the year)	2,145	722	856
KEY MANAGEMENT COMPENSATION	5,636	3,939	3,093